Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Lease Liabilities [Abstract]
Summary of Lease Obligations
	December 31, 2020	December 31, 2019
Balance, beginning of year	16,949	214
Adoption of IFRS 16	—	1,119
Acquisitions	—	15,179
Liabilities incurred	763	674
Lease payments	(937)	(778)
Dispositions	(735)	(468)
Interest expense	416	444
Disposition of Bridge Farm (note 5)	(14,894)	—
Foreign currency translation	(122)	565
Balance, end of year	1,440	16,949

Current portion	409	722
Long-term	1,031	16,227

Summary of Minimum Lease Payments

The Company’s minimum lease payments are as follows:

December 31, 2020
Less than one year	490
One to three years	895
Three to five years	222
Thereafter	—
Minimum lease payments	1,607
Amounts representing finance charges	(167)
Net minimum lease payments	1,440